Scout Investments
Scout Emerging Markets Fund

Supplement dated June 2, 2014 to the Prospectus dated October 31, 2013

The purpose of this supplement is to update the Prospectus of the Scout Emerging Markets Fund (the “Fund”) to reflect the adoption by the Board of Trustees of the Scout Funds of a redemption fee for the Fund effective June 30, 2014.  Shares of the Fund purchased prior to June 30, 2014 are not subject to the redemption fee.

Therefore, effective June 30, 2014, the following changes are made to the Prospectus:

I.	The “Shareholder Fees” table in the “Fees and Expenses” section of the Fund’s Summary on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	None

II.	The sub-section below is added to the “Selling Shares” section following the “Online” sub-section on page 47 of the Prospectus:

REDEMPTION FEE

Shares of the Scout Emerging Markets Fund that are redeemed (sold) or exchanged within 60 days of purchase will be assessed a redemption fee of 2.00%. The redemption fee is deducted from the proceeds of the redemption or exchange and is paid directly to the Fund. If you bought shares in the Fund on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies (“first-in, first-out”). This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any transaction costs associated with short-term shareholder trading.  Generally, the redemption fee will apply to redemptions and exchanges of shares purchased directly from the Fund or indirectly through a financial intermediary such as a broker-dealer. For shares that are held through a financial intermediary, or in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. Certain intermediaries may use criteria and methods for tracking, applying and/or calculating the redemption fee that may differ in some respects from that of the Fund.  The redemption fee will generally not apply in the following circumstances:

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•	redemptions or exchanges of shares acquired through the reinvestment of dividends or distributions
•	redemptions or exchanges of shares in connection with a systematic withdrawal plan (including an automatic exchange plan)

•	redemptions or exchanges of shares due to a shareholder’s death, disability or proven hardship

•
redemptions or exchanges of shares in connection with asset allocation, wrap-fee and other investment programs, where investment decisions are made on a discretionary basis by investment professionals, where transactions occur as a result of regularly conducted activities such as changes to asset allocation models or periodic rebalancing to match the models, where the program limits or prohibits participant-directed trading, or where the redemption is made as a result of a shareholder’s full withdrawal from the program

•
redemptions or exchanges of shares in connection with systematic transactions that have pre-defined trade dates for purchases, exchanges or redemptions such as automatic account rebalancing programs offered by financial institutions

•	redemptions or exchanges of shares held by mutual funds operating as funds-of-funds

•	redemptions or exchanges of shares effected by other mutual funds that are sponsored by the Advisor or its affiliates

•	redemptions or exchanges of shares initiated by the Fund such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees

•	redemptions or exchanges of shares from employer-sponsored retirement plans such as 401(k) plans

•	redemptions or exchanges of shares to satisfy required distributions from a retirement account or to return to a shareholder any excess contributions to a retirement account

•	redemptions or exchanges of shares from accounts maintained by certain financial intermediaries that do not have the systematic capability to apply the redemption fee to those accounts

Scout Funds or the Board, in their discretion, may waive the redemption fee in other circumstances if it is determined that it is in the best interest of the Fund. Certain intermediaries may not apply the exemptions to the redemption fee listed above or may be exempt from the redemption fee transactions not listed above.

III.	The “Fund to Fund Exchange” sub-section of the “Exchanging Shares” section on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

Fund to Fund Exchange. You may exchange shares in one Fund for shares in another Fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. For the Scout Core Bond, Core Plus Bond and Unconstrained Bond Funds, the minimum amount you may exchange is $1,000 for Class Y shares and $100,000 for Institutional Class shares (or the initial minimum investment requirement); except that shareholders who owned shares of the Scout Core Bond Fund (previously called Scout Bond Fund) at the time the Frontegra Columbus Core Fund was reorganized into the Scout Core Bond

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Fund are subject to the Class Y minimums and shareholders who owned shares of the Scout Unconstrained Bond Fund prior to December 31, 2012 are subject to the Class Y minimums.  For all other Funds, the minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

•	Each account must be registered identically;

•	You must meet the Fund’s initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange;

•
You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements; and

•	Exchanges of shares of the Scout Emerging Markets Fund held two months or less will trigger the redemption fee.

Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day’s NAV. Please note that the exchange of shares results in the sale of one Fund’s shares and the purchase of another Fund’s shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

IV.	The “Market Timing” sub-section of the “Exchanging Shares” section on pages 48-49 of the Prospectus is deleted in its entirety and replaced with the following:

MARKET TIMING

The Funds are not to be used as vehicles for short-term trading or market timing, and therefore, the Funds will not honor requests for purchases or exchanges by shareholders who identify themselves as market timers or are identified by the Funds as engaging in a pattern of frequent trading potentially injurious to the Funds. “Frequent trading potentially injurious to the Funds” is a sale or exchange of Fund shares exceeding a designated monetary threshold within a designated number of days of the purchase of such Fund shares.

The Funds believe that frequent trading strategies or market timing may adversely affect the Funds and their shareholders. A pattern of frequent trading or market timing may interfere with the efficient management of a Fund’s portfolio, materially increase a Fund’s transaction costs, administrative costs or taxes, and/or impact Fund performance.

In order to reduce the risks of frequent trading and market timing, the Funds’ Board has adopted, and management has implemented, policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions (or exchanges) of Fund shares in order to protect

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long-term Fund shareholders and has adopted a redemption fee for the Scout Emerging Markets Fund. The Funds reserve the right to restrict, reject, suspend, limit or terminate, without prior notice, the purchase or exchange privilege of any investor, or any financial intermediary firm, who appears to be employing a frequent trading or market-timing strategy or for any other reason.

The Funds maintain surveillance procedures to detect frequent trading or market timing of Fund shares. As part of this surveillance process, the purchase and subsequent sale or exchange of Fund shares exceeding the monetary threshold for transactions within a designated time period are examined. To the extent that transactions exceeding the monetary threshold within a designated time period are identified, the Funds will place a “block” on the account (and may also block the accounts of clients of the particular advisor or broker considered responsible for the trading). The Funds may modify their surveillance procedures and criteria from time to time without prior notice, subject to Board approval, as necessary or appropriate to improve the detection of frequent trading or to address specific circumstances. In the case of financial intermediaries, the application of the surveillance procedures will be subject to the limitations of the intermediaries’ monitoring systems and/or ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence.

Management has determined that certain short-term purchases and redemptions (or exchanges) are not disruptive or harmful to the Funds’ long-term shareholders, such as transactions conducted through systematic investment or withdrawal plans or certain asset allocation program transactions, and therefore such transactions generally are not subject to the surveillance procedures. Additional exceptions may be granted where extraordinary or unique circumstances indicate that a transaction (or series of transactions) does not adversely affect a Fund or its shareholders and is not part of a frequent trading or market timing strategy. Any such exceptions are subject to advance approval by the Funds’ President, among others, and are subject to oversight by the Chief Compliance Officer and the Board.

The portfolio securities of a Fund may make the Fund more susceptible to frequent trading or market timing strategies. Some foreign securities in which a Fund has authority to invest or some thinly traded securities in which a Fund may invest could subject the Fund to “arbitrage market timing,” as described below.  To reduce the susceptibility of the Scout Emerging Markets Fund to arbitrage market timing, the Board has also approved a redemption fee on Fund shares sold or exchanged within two months of purchase. Details of the redemption fee are described above.

Market timing through financial intermediaries. Shareholders are subject to the Funds’ policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Funds or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment advisor or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Funds for trading on behalf of its customers. To the extent required by applicable regulation, the Funds or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary.  While the Funds monitor accounts of financial intermediaries and will encourage financial intermediaries to apply the Funds’ policy prohibiting frequent trading or market timing to their customers who invest indirectly in the

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Funds, the Funds are limited in their ability to monitor the trading activity, enforce the Funds’ policy prohibiting frequent trading or enforce the Scout Emerging Markets Fund’s redemption fee with respect to customers of financial intermediaries.  In certain circumstances, the Funds may determine that a financial intermediary’s frequent trading policies sufficiently protect Fund shareholders even though they may be different than the Funds’ policies.  In those instances the Funds may not require the financial intermediary to enforce the Funds’ policies.  Please contact your financial intermediary for details regarding your financial intermediary’s frequent trading policies and any related restrictions.

Certain financial intermediaries may also be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. For example, should it occur, the Funds may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Funds’ policy prohibiting frequent trading to their customers.  In addition, certain intermediaries may use criteria and methods for tracking, applying and/or calculating the Scout Emerging Markets Fund’s redemption fee that may differ in some respects from that of the Fund.  Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Funds’ policy and may be rejected in whole or in part by the Funds.  However, there can be no assurance that the Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Arbitrage market timing.  To the extent a Fund invests in foreign securities that are traded on foreign exchanges or securities that are thinly traded, the Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of a Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares, sometimes referred to as “arbitrage market timing.” For example, a Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV. If an event that affects the value of that foreign security occurs prior to the time that the Fund calculates its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund calculates its NAV. Likewise, if a Fund invests in a security that is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund calculates its NAV. There is the possibility that such “arbitrage market timing” trading, under certain circumstances, may dilute the value of a Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Funds have procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate market value of the security.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

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